Key Management Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Salaries, bonuses, director fees and other short-term benefits	$ 23	$ 23
Post-employment benefits	7
Post-employment benefits		(7)
Key management personnel compensation	70	82
Share Options
Disclosure of transactions between related parties [line items]
Compensation expense	11	12
Deferred, Restricted, Performance and Performance Deferred Share Units
Disclosure of transactions between related parties [line items]
Compensation expense	$ 29	$ 54